Digital Assets - Schedule of Bitcoin Holdings (Details) - Bitcoin [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bitcoin Holdings [Line Items]
Number of Bitcoin held (in Dollars per share)	$ 9.53	$ 10.93	$ 67.18
Carrying basis - per Bitcoin	$ 90,258	$ 61,532	$ 31,213
Fair value - per Bitcoin	82,534	92,987	42,214
Carrying basis of Bitcoin	860,592	672,259	2,097,000
Fair value of Bitcoin	$ 787,000	$ 1,016,000	$ 2,836,000